SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of Initial Application of IFRS 16 - Leases (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Property, plant and equipment	€ 2,056	€ 1,768	€ 1,666	€ 1,517
Borrowings	€ (2,361)	(2,253)	(2,151)	€ (2,127)
Carrying amount December 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Property, plant and equipment			1,666
Borrowings			(2,151)
IFRS 16 | IFRS 16 application
Disclosure of initial application of standards or interpretations [abstract]
Property, plant and equipment		102	102
Borrowings		€ (102)	€ (102)